COMMITMENTS AND CONTINGENCIES - Legal proceedings (Details)				12 Months Ended
	Jul. 02, 2021 USD ($)	Mar. 22, 2021 $ / shares shares	Jan. 28, 2021 USD ($) installment	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 USD ($)	Mar. 07, 2022 USD ($)
Legal proceedings
Number of directors named to a special committee to perform an internal review | director				3
Proceeds from issuance of common stock				$ 40,000,000	$ 15,000,000
Strategic Alliance Agreement
Legal proceedings
Proceeds from issuance of common stock	$ 40,000,000
Jason Terrell - 2014 Consulting Agreement
Legal proceedings
Number of stock options sought | shares		500,000
Stock option exercise price | $ / shares		$ 0.50
Jason Terrell - 2017 Non-employee Director Options Agreement
Legal proceedings
Number of stock options sought | shares		500,005
Stock option exercise price | $ / shares		$ 0.17
Sabby Volatility Warrant Master Fund Ltd | Minimum
Strategic Alliance Agreement
Estimated loss from legal complaint						$ 0
Sabby Volatility Warrant Master Fund Ltd | Maximum
Strategic Alliance Agreement
Estimated loss from legal complaint						$ 8,100,000
Leon Office (H.K.) | Strategic Alliance Agreement
Strategic Alliance Agreement
Annual cost			$ 360,000
Number of quarterly installments | installment			4